Derivatives and Hedging - Outstanding Contracts (Details) item in Millions, bu in Millions, $ in Millions	12 Months Ended
	Oct. 29, 2017 USD ($) item bu	Oct. 30, 2016 USD ($) item T bu
Derivatives and Hedging
Maximum number of upcoming fiscal years to hedge grain or natural gas exposure	2 years
Accumulated change, pretax, in accumulated gains from derivative instruments designated and qualifying as the effective portion of cash flow hedges | $	$ 1.8	$ 9.2
Period over which majority of hedging gains is expected to be recognized	12 months
Corn | Derivatives not designated as hedges
Derivatives and Hedging
Futures contracts, volume (in million bushels)		4.0
Corn | Cash Flow Hedges
Derivatives and Hedging
Futures contracts, volume (in million bushels)	11.5	22.4
Corn | Fair Value Hedges
Derivatives and Hedging
Futures contracts, volume (in million bushels)	4.1	3.6
Lean hogs | Cash Flow Hedges
Derivatives and Hedging
Futures contracts, volume ( in centum weight) | item	0.3
Lean hogs | Fair Value Hedges
Derivatives and Hedging
Futures contracts, volume ( in centum weight) | item	0.4	0.2
Soybean meal | Derivatives not designated as hedges
Derivatives and Hedging
Futures contracts, volume (in tons) | T		11,000